Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
July 31, 2023
CAI-NPRT1-0923
1.804853.119
Corporate Bonds - 65.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.3%
Broadcasting - 0.2%
DISH Network Corp. 3.375% 8/15/26	48,235	26,746
Diversified Financial Services - 0.1%
New Cotai LLC 5% 2/24/27 (b)	4,134	8,579
TOTAL CONVERTIBLE BONDS		35,325
Nonconvertible Bonds - 64.7%
Aerospace - 3.7%
ATI, Inc.:
4.875% 10/1/29	6,080	5,533
5.125% 10/1/31	5,395	4,842
Bombardier, Inc.:
6% 2/15/28 (c)	6,075	5,712
7.125% 6/15/26 (c)	12,110	11,965
7.875% 4/15/27 (c)	26,370	26,283
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	11,215	10,066
Moog, Inc. 4.25% 12/15/27 (c)	3,455	3,202
Rolls-Royce PLC 5.75% 10/15/27 (c)	10,870	10,715
Spirit Aerosystems, Inc. 7.5% 4/15/25 (c)	10,420	10,415
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	35,551
TransDigm, Inc.:
4.625% 1/15/29	38,080	33,986
4.875% 5/1/29	25,000	22,495
5.5% 11/15/27	124,228	117,706
6.25% 3/15/26 (c)	17,925	17,828
6.375% 6/15/26	61,985	61,351
6.75% 8/15/28 (c)	27,225	27,306
7.5% 3/15/27	18,012	18,005
Triumph Group, Inc. 9% 3/15/28 (c)	8,905	9,147
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)	8,905	8,505
		440,613
Air Transportation - 2.0%
Air Canada 3.875% 8/15/26 (c)	9,105	8,449
Allegiant Travel Co. 7.25% 8/15/27 (c)	8,870	8,751
American Airlines, Inc.:
7.25% 2/15/28 (c)	19,595	19,454
11.75% 7/15/25 (c)	13,090	14,427
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)	23,820	23,061
Delta Air Lines, Inc. 7% 5/1/25 (c)	2,708	2,771
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (c)	2,815	2,759
4.75% 10/20/28 (c)	39,880	38,574
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	22,205	20,960
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)	27,624	27,622
Rand Parent LLC 8.5% 2/15/30 (c)	14,880	13,992
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (c)	2,960	2,986
8% 9/20/25 (c)	7,779	7,847
United Airlines, Inc.:
4.375% 4/15/26 (c)	30,025	28,429
4.625% 4/15/29 (c)	18,025	16,307
		236,389
Automotive & Auto Parts - 2.1%
Adient Global Holdings Ltd. 7% 4/15/28 (c)	5,935	5,978
Allison Transmission, Inc. 5.875% 6/1/29 (c)	7,960	7,701
Arko Corp. 5.125% 11/15/29 (c)	9,105	7,569
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)	11,885	11,938
Dana, Inc.:
4.25% 9/1/30	8,870	7,580
4.5% 2/15/32	9,135	7,615
Exide Technologies:
11% pay-in-kind (b)(c)(d)(e)	1,760	0
11% pay-in-kind (b)(c)(d)(e)	891	0
Ford Motor Co. 3.25% 2/12/32	27,810	21,976
Ford Motor Credit Co. LLC:
3.375% 11/13/25	19,245	17,994
4% 11/13/30	42,253	36,297
5.113% 5/3/29	10,330	9,646
6.8% 5/12/28	11,000	11,102
6.95% 6/10/26	11,920	12,015
7.35% 11/4/27	23,710	24,297
LCM Investments Holdings 8.25% 8/1/31 (c)	7,185	7,302
McLaren Finance PLC 7.5% 8/1/26 (c)	8,290	7,381
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	14,525	13,210
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (c)	5,530	3,055
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (c)(e)(f)	30,350	30,492
		243,148
Banks & Thrifts - 1.8%
Ally Financial, Inc.:
8% 11/1/31	20,638	21,584
8% 11/1/31	151,039	160,263
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	27,225	24,762
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)	8,740	7,668
		214,277
Broadcasting - 1.2%
DISH Network Corp. 11.75% 11/15/27 (c)	41,575	41,848
Gray Escrow II, Inc. 5.375% 11/15/31 (c)	5,445	3,799
Nexstar Media, Inc.:
4.75% 11/1/28 (c)	13,320	11,739
5.625% 7/15/27 (c)	12,730	11,968
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	2,820	2,345
Sirius XM Radio, Inc.:
3.875% 9/1/31 (c)	12,130	9,497
4% 7/15/28 (c)	10,140	8,823
5% 8/1/27 (c)	8,280	7,693
Townsquare Media, Inc. 6.875% 2/1/26 (c)	5,645	5,440
Univision Communications, Inc.:
4.5% 5/1/29 (c)	12,060	10,435
7.375% 6/30/30 (c)	31,950	31,097
		144,684
Building Materials - 0.4%
Advanced Drain Systems, Inc.:
5% 9/30/27 (c)	2,325	2,220
6.375% 6/15/30 (c)	6,050	5,989
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	6,555	6,296
CP Atlas Buyer, Inc. 7% 12/1/28 (c)	5,480	4,522
James Hardie International Finance Ltd. 5% 1/15/28 (c)	4,136	3,930
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	4,125	3,486
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	11,605	10,507
6.125% 7/1/29 (c)	4,870	4,273
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (c)	10,525	9,929
		51,152
Cable/Satellite TV - 3.7%
Block Communications, Inc. 4.875% 3/1/28 (c)	7,830	6,555
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	16,515	13,577
4.5% 8/15/30 (c)	21,660	18,352
4.5% 5/1/32	46,575	37,976
4.75% 3/1/30 (c)	63,365	54,923
4.75% 2/1/32 (c)	26,255	21,676
5% 2/1/28 (c)	62,550	57,804
5.125% 5/1/27 (c)	32,980	30,942
5.375% 6/1/29 (c)	18,080	16,522
6.375% 9/1/29 (c)	11,825	11,307
CSC Holdings LLC:
3.375% 2/15/31 (c)	14,140	9,795
4.5% 11/15/31 (c)	25,210	18,085
5.375% 2/1/28 (c)	28,895	24,129
6.5% 2/1/29 (c)	42,885	36,423
DISH DBS Corp. 5.75% 12/1/28 (c)	15,220	11,712
Dolya Holdco 18 DAC 5% 7/15/28 (c)	6,600	5,808
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (c)	17,280	14,042
VZ Secured Financing BV 5% 1/15/32 (c)	24,310	19,757
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	6,000	4,740
6% 1/15/27 (c)	11,435	10,638
Ziggo BV 4.875% 1/15/30 (c)	7,990	6,766
		431,529
Capital Goods - 0.2%
ATS Corp. 4.125% 12/15/28 (c)	7,895	7,062
Chart Industries, Inc. 7.5% 1/1/30 (c)	15,680	16,070
		23,132
Chemicals - 1.9%
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	24,600	23,965
Gpd Companies, Inc. 10.125% 4/1/26 (c)	14,980	13,916
Ingevity Corp. 3.875% 11/1/28 (c)	11,105	9,585
LSB Industries, Inc. 6.25% 10/15/28 (c)	21,105	19,374
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (c)	15,305	12,266
7.125% 10/1/27 (c)	7,080	6,446
9.75% 11/15/28 (c)	22,550	21,817
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)	7,820	6,997
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)	14,015	12,875
The Chemours Co. LLC:
4.625% 11/15/29 (c)	3,565	3,009
5.375% 5/15/27	32,330	30,767
5.75% 11/15/28 (c)	17,955	16,474
Tronox, Inc. 4.625% 3/15/29 (c)	13,295	11,021
W.R. Grace Holding LLC:
5.625% 8/15/29 (c)	28,310	23,891
7.375% 3/1/31 (c)	5,940	5,916
		218,319
Consumer Products - 1.1%
Angi Group LLC 3.875% 8/15/28 (c)	5,530	4,644
Foundation Building Materials, Inc. 6% 3/1/29 (c)	5,845	5,062
Gannett Holdings LLC 6% 11/1/26 (c)	8,785	7,562
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (c)	8,760	8,124
Millennium Escrow Corp. 6.625% 8/1/26 (c)	12,120	9,031
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)	16,195	14,850
7.75% 2/15/29 (c)	17,680	17,246
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	8,380	6,911
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)	15,965	12,922
4% 4/15/29 (c)	15,925	13,804
The Scotts Miracle-Gro Co. 4% 4/1/31	11,945	9,702
TKC Holdings, Inc. 6.875% 5/15/28 (c)	13,375	11,774
Windsor Holdings III, LLC 8.5% 6/15/30 (c)	5,960	5,990
		127,622
Containers - 0.7%
BWAY Holding Co. 7.875% 8/15/26 (c)	11,865	11,833
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,063
7.5% 12/15/96	12,871	15,831
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	6,000	5,253
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	7,880	6,823
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	4,230	3,743
LABL, Inc. 5.875% 11/1/28 (c)	14,730	13,436
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (c)	5,935	5,908
Trident Holdings, Inc. 12.75% 12/31/28 (c)	5,870	6,216
Trivium Packaging Finance BV 5.5% 8/15/26 (c)	6,930	6,606
		80,712
Diversified Financial Services - 2.2%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)	15,505	13,846
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	6,915	6,137
Coinbase Global, Inc.:
3.375% 10/1/28 (c)	29,675	20,774
3.625% 10/1/31 (c)	18,050	11,390
Compass Group Diversified Holdings LLC:
5% 1/15/32 (c)	6,090	5,000
5.25% 4/15/29 (c)	17,730	16,141
Hightower Holding LLC 6.75% 4/15/29 (c)	5,945	5,202
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	9,056
5.25% 5/15/27	38,210	33,625
6.25% 5/15/26	24,085	22,582
6.375% 12/15/25	8,305	7,948
LPL Holdings, Inc. 4% 3/15/29 (c)	17,730	15,893
MSCI, Inc. 4% 11/15/29 (c)	3,245	2,953
OneMain Finance Corp.:
4% 9/15/30	5,610	4,407
5.375% 11/15/29	9,400	8,144
6.625% 1/15/28	7,305	6,926
6.875% 3/15/25	19,480	19,415
7.125% 3/15/26	50,145	49,663
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)	3,750	3,543
		262,645
Diversified Media - 0.1%
Cmg Media Corp. 8.875% 12/15/27 (c)	8,315	6,490
Energy - 7.9%
Altus Midstream LP 5.875% 6/15/30 (c)	9,060	8,709
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (c)	9,060	8,493
5.75% 1/15/28 (c)	17,645	16,967
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	7,820	7,080
Centennial Resource Production LLC 5.875% 7/1/29 (c)	8,645	8,213
CGG SA 8.75% 4/1/27 (c)	11,985	10,130
Cheniere Energy Partners LP:
3.25% 1/31/32	9,110	7,581
4% 3/1/31	31,040	27,622
Chesapeake Energy Corp.:
5.875% 2/1/29 (c)	5,840	5,585
6.75% 4/15/29 (c)	8,995	8,955
7% (b)(d)	6,915	0
8% (b)(d)	2,132	0
8% (b)(d)	3,385	0
Citgo Holding, Inc. 9.25% 8/1/24 (c)	27,185	27,185
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	8,760	8,497
7% 6/15/25 (c)	22,045	21,780
CNX Midstream Partners LP 4.75% 4/15/30 (c)	6,435	5,578
CNX Resources Corp.:
6% 1/15/29 (c)	5,345	4,999
7.375% 1/15/31 (c)	5,930	5,880
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	32,085	28,401
6.75% 3/1/29 (c)	20,060	18,711
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	18,015	17,114
5.75% 4/1/25	4,790	4,718
6% 2/1/29 (c)	25,785	24,302
7.375% 2/1/31 (c)	5,000	4,987
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	5,055	4,753
CVR Energy, Inc.:
5.25% 2/15/25 (c)	16,990	16,500
5.75% 2/15/28 (c)	22,655	20,446
Delek Logistics Partners LP 7.125% 6/1/28 (c)	17,655	16,331
DT Midstream, Inc.:
4.125% 6/15/29 (c)	9,070	8,042
4.375% 6/15/31 (c)	9,070	7,874
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	21,251	20,692
Energy Transfer LP 5.5% 6/1/27	16,735	16,232
EnLink Midstream LLC 6.5% 9/1/30 (c)	17,745	17,861
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	9,875	8,665
5.125% 6/15/28 (c)	11,235	10,621
5.5% 10/15/30 (c)	6,060	5,696
5.625% 2/15/26 (c)	15,535	15,302
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	12,280	11,755
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (c)	7,615	7,123
6.375% 4/15/27 (c)	6,050	6,026
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)	14,895	15,232
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)	6,742	6,844
MEG Energy Corp. 7.125% 2/1/27 (c)	11,335	11,490
Mesquite Energy, Inc. 7.25% (b)(c)(d)	21,977	0
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	11,260	10,841
7.5% 1/15/28 (c)	9,715	8,911
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	23,915	21,943
6.75% 9/15/25 (c)	15,106	14,386
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	11,090	10,989
Noble Finance II LLC 8% 4/15/30 (c)	5,935	6,106
Northern Oil & Gas, Inc. 8.75% 6/15/31 (c)	5,945	5,990
NuStar Logistics LP 6% 6/1/26	12,025	11,835
Occidental Petroleum Corp.:
3.5% 8/15/29	10,085	8,714
7.2% 3/15/29	3,964	4,149
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	25,995
7.25% 6/15/25	22,875	22,818
PDC Energy, Inc. 6.125% 9/15/24	1,777	1,773
Seadrill Finance Ltd. 8.375% 8/1/30 (c)	11,920	12,129
SM Energy Co.:
5.625% 6/1/25	6,330	6,203
6.625% 1/15/27	21,320	20,969
6.75% 9/15/26	4,550	4,470
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	25,178
8% 3/1/32	12,475	14,324
Southwestern Energy Co.:
5.375% 3/15/30	12,145	11,363
5.7% 1/23/25 (h)	244	242
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)	12,070	10,301
Summit Midstream Holdings LLC:
5.75% 4/15/25	5,390	4,864
9% 10/15/26 (c)	9,110	8,950
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	9,132
4.5% 4/30/30	12,185	10,803
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	595	547
6% 3/1/27 (c)	5,935	5,624
6% 9/1/31 (c)	11,485	9,991
7.5% 10/1/25 (c)	8,350	8,365
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	9,621
Teine Energy Ltd. 6.875% 4/15/29 (c)	8,990	8,271
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,170
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)	12,289	12,688
Transocean, Inc.:
7.5% 1/15/26 (c)	2,980	2,920
8% 2/1/27 (c)	8,940	8,617
8.75% 2/15/30 (c)	23,635	24,539
Unit Corp. 0% 12/1/29 (b)	2,202	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	7,585	6,568
4.125% 8/15/31 (c)	7,585	6,434
6.25% 1/15/30 (c)	23,810	23,282
		935,987
Environmental - 0.7%
Clean Harbors, Inc. 6.375% 2/1/31 (c)	4,960	4,984
Covanta Holding Corp.:
4.875% 12/1/29 (c)	18,165	16,042
5% 9/1/30	11,060	9,567
Darling Ingredients, Inc. 6% 6/15/30 (c)	13,885	13,676
GFL Environmental, Inc.:
4% 8/1/28 (c)	9,105	8,148
4.75% 6/15/29 (c)	12,095	11,033
Madison IAQ LLC:
4.125% 6/30/28 (c)	11,390	10,142
5.875% 6/30/29 (c)	9,085	7,620
		81,212
Food & Drug Retail - 1.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	36,160	31,479
4.625% 1/15/27 (c)	25,300	23,976
4.875% 2/15/30 (c)	44,700	41,012
BellRing Brands, Inc. 7% 3/15/30 (c)	14,740	14,796
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (c)	5,300	4,498
4.75% 9/15/29	6,860	6,291
5.625% 5/1/27	6,030	5,862
Parkland Corp.:
4.5% 10/1/29 (c)	8,995	7,938
4.625% 5/1/30 (c)	12,175	10,684
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	11,130	10,513
		157,049
Food/Beverage/Tobacco - 1.5%
C&S Group Enterprises LLC 5% 12/15/28 (c)	8,615	6,669
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	6,285	5,719
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	7,777	7,777
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (c)	12,150	10,723
4.375% 1/31/32 (c)	6,075	5,335
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	8,495	7,546
5.5% 10/15/27 (c)	8,855	8,574
Pilgrim's Pride Corp. 4.25% 4/15/31	21,020	18,182
Post Holdings, Inc.:
4.5% 9/15/31 (c)	47,500	40,441
4.625% 4/15/30 (c)	15,630	13,774
5.5% 12/15/29 (c)	21,040	19,539
Simmons Foods, Inc. 4.625% 3/1/29 (c)	8,340	6,964
TreeHouse Foods, Inc. 4% 9/1/28	3,695	3,227
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	6,360	5,374
U.S. Foods, Inc. 4.625% 6/1/30 (c)	7,520	6,764
United Natural Foods, Inc. 6.75% 10/15/28 (c)	7,750	6,456
		173,064
Gaming - 3.0%
Affinity Gaming LLC 6.875% 12/15/27 (c)	4,295	3,800
Boyd Gaming Corp. 4.75% 6/15/31 (c)	15,120	13,529
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	18,245	16,061
6.25% 7/1/25 (c)	41,240	41,015
7% 2/15/30 (c)	17,800	17,978
8.125% 7/1/27 (c)	54,990	56,402
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	7,575	7,651
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)	14,970	13,903
Churchill Downs, Inc. 6.75% 5/1/31 (c)	11,880	11,612
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	25,865	22,566
6.75% 1/15/30 (c)	34,295	29,425
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	8,585	7,819
Melco Resorts Finance Ltd.:
5.25% 4/26/26 (c)	8,910	8,353
5.75% 7/21/28 (c)	4,420	3,934
MGM Resorts International 4.75% 10/15/28	11,125	10,270
Ontario Gaming GTA LP 8% 8/1/30 (c)(i)	6,280	6,343
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	27,640	20,937
5.875% 9/1/31 (c)	11,145	8,227
Station Casinos LLC 4.625% 12/1/31 (c)	9,135	7,719
Studio City Finance Ltd. 5% 1/15/29 (c)	5,700	4,353
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (c)	11,195	9,925
4.25% 12/1/26 (c)	21,450	20,205
4.625% 12/1/29 (c)	12,240	11,185
		353,212
Healthcare - 4.4%
180 Medical, Inc. 3.875% 10/15/29 (c)	6,495	5,687
Avantor Funding, Inc. 3.875% 11/1/29 (c)	6,075	5,316
Cano Health, Inc. 6.25% 10/1/28 (c)	4,050	2,511
Centene Corp. 4.25% 12/15/27	11,560	10,889
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	10,515	9,278
4% 3/15/31 (c)	12,085	10,535
4.25% 5/1/28 (c)	3,400	3,141
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	21,790	16,508
5.25% 5/15/30 (c)	18,245	14,578
5.625% 3/15/27 (c)	7,180	6,389
6% 1/15/29 (c)	8,490	7,259
6.125% 4/1/30 (c)	21,795	13,738
8% 3/15/26 (c)	61,410	60,304
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)	4,180	3,342
4.625% 6/1/30 (c)	31,515	26,892
Grifols SA 4.75% 10/15/28 (c)	6,075	5,328
HealthEquity, Inc. 4.5% 10/1/29 (c)	6,410	5,742
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (c)	12,050	12,171
IQVIA, Inc. 5% 5/15/27 (c)	12,070	11,639
Jazz Securities DAC 4.375% 1/15/29 (c)	12,305	10,941
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	7,010	5,017
Modivcare, Inc. 5.875% 11/15/25 (c)	8,105	7,517
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	10,465	8,952
3.875% 5/15/32 (c)	12,160	10,144
4.375% 6/15/28 (c)	7,525	6,900
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	21,010	18,828
5.125% 4/30/31 (c)	18,260	15,479
Owens & Minor, Inc. 4.5% 3/31/29 (c)	8,310	7,145
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	10,405	7,095
Tenet Healthcare Corp.:
4.25% 6/1/29	17,640	15,806
4.375% 1/15/30	43,755	39,024
4.875% 1/1/26	30,115	29,147
5.125% 11/1/27	18,070	17,159
6.125% 10/1/28	11,010	10,488
6.125% 6/15/30	24,015	23,314
6.25% 2/1/27	35,815	35,158
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	6,085	5,673
5.125% 5/9/29	6,085	5,575
7.875% 9/15/29	5,935	6,177
		516,786
Homebuilders/Real Estate - 1.9%
Arcosa, Inc. 4.375% 4/15/29 (c)	8,410	7,569
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)	8,940	7,644
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	7,775	6,315
Century Communities, Inc. 3.875% 8/15/29 (c)	9,110	7,923
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	8,060
4.625% 8/1/29	18,080	14,361
5% 10/15/27	38,043	33,326
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	8,020	7,119
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	10,725	10,012
5.625% 3/1/24 (c)	1,312	1,306
5.875% 6/15/27 (c)	9,260	9,115
TopBuild Corp. 3.625% 3/15/29 (c)	5,910	5,182
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	16,055
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	13,805
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	31,410	26,203
6.5% 2/15/29 (c)	39,880	27,742
10.5% 2/15/28 (c)	23,750	23,608
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	5,045	4,528
		229,873
Hotels - 0.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)	17,635	19,242
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	5,595	4,985
4% 5/1/31 (c)	8,395	7,323
4.875% 1/15/30	6,900	6,469
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,150
		46,169
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)	9,105	7,807
7% 11/15/25 (c)	34,880	33,682
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	11,125	10,152
5.875% 11/1/29 (c)	9,115	8,065
6.75% 10/15/27 (c)	16,680	15,799
6.75% 4/15/28 (c)	26,145	26,012
AmWINS Group, Inc. 4.875% 6/30/29 (c)	8,805	8,078
AssuredPartners, Inc.:
5.625% 1/15/29 (c)	6,550	5,718
7% 8/15/25 (c)	4,865	4,804
HUB International Ltd.:
5.625% 12/1/29 (c)	16,260	14,513
7% 5/1/26 (c)	11,770	11,746
7.25% 6/15/30 (c)	29,810	30,377
MGIC Investment Corp. 5.25% 8/15/28	7,710	7,341
		184,094
Leisure - 2.3%
Boyne U.S.A., Inc. 4.75% 5/15/29 (c)	6,360	5,807
Carnival Corp.:
4% 8/1/28 (c)	56,090	49,879
7.625% 3/1/26 (c)	19,665	19,400
9.875% 8/1/27 (c)	16,600	17,355
10.5% 2/1/26 (c)	11,990	12,639
Merlin Entertainments PLC 5.75% 6/15/26 (c)	7,725	7,514
NCL Corp. Ltd. 5.875% 2/15/27 (c)	12,100	11,783
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (c)	9,125	8,676
7.25% 1/15/30 (c)	5,940	6,004
8.25% 1/15/29 (c)	32,435	33,875
9.25% 1/15/29 (c)	34,425	36,649
11.5% 6/1/25 (c)	11,902	12,616
11.625% 8/15/27 (c)	11,825	12,911
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)	12,145	10,931
Vail Resorts, Inc. 6.25% 5/15/25 (c)	6,250	6,267
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	4,965	4,619
Voc Escrow Ltd. 5% 2/15/28 (c)	19,690	18,295
		275,220
Metals/Mining - 1.8%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (c)	15,485	13,887
6.125% 5/15/28 (c)	3,565	3,512
Arsenal AIC Parent LLC 8% 10/1/30 (c)(i)	7,040	7,181
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)	23,720	21,720
4.875% 3/1/31 (c)	11,440	10,141
5.875% 6/1/27	18,030	17,703
6.75% 4/15/30 (c)	3,000	2,918
Eldorado Gold Corp. 6.25% 9/1/29 (c)	13,719	12,330
ERO Copper Corp. 6.5% 2/15/30 (c)	9,085	8,018
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	28,325	27,739
7.5% 4/1/25 (c)	16,249	16,167
8.625% 6/1/31 (c)	15,340	15,704
FMG Resources Pty Ltd.:
4.375% 4/1/31 (c)	8,990	7,731
4.5% 9/15/27 (c)	9,015	8,427
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	7,020	6,657
Mineral Resources Ltd.:
8% 11/1/27 (c)	6,040	6,056
8.125% 5/1/27 (c)	18,015	18,031
8.5% 5/1/30 (c)	4,475	4,522
Murray Energy Corp.:
11.25% (b)(c)(d)	8,915	0
12% pay-in-kind (b)(c)(d)(e)	10,343	0
		208,444
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (c)	5,915	5,110
4% 9/1/29 (c)	11,830	9,680
6% 6/15/27 (c)	6,045	5,965
Cascades, Inc.:
5.125% 1/15/26 (c)	5,600	5,376
5.375% 1/15/28 (c)	5,600	5,264
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)	7,185	6,874
8.75% 4/15/30 (c)	39,890	36,161
Glatfelter Corp. 4.75% 11/15/29 (c)	9,105	6,294
Mercer International, Inc. 5.125% 2/1/29	15,060	12,332
		93,056
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	15,860	15,794
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	12,115	11,095
4% 10/15/30 (c)	39,005	33,519
4.375% 1/15/28 (c)	10,600	9,794
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)	5,565	5,051
Garden SpinCo Corp. 8.625% 7/20/30 (c)	5,205	5,617
Papa John's International, Inc. 3.875% 9/15/29 (c)	5,560	4,752
Yum! Brands, Inc. 4.625% 1/31/32	11,975	10,845
		80,673
Services - 3.4%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	9,010	8,382
AECOM 5.125% 3/15/27	11,885	11,473
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	11,130	9,460
4.625% 6/1/28 (c)	7,690	6,522
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	10,240	9,298
4% 7/1/29 (c)	5,920	5,357
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)	44,695	45,590
CoreCivic, Inc. 8.25% 4/15/26	32,260	32,504
Fair Isaac Corp. 4% 6/15/28 (c)	2,910	2,671
Gartner, Inc.:
3.625% 6/15/29 (c)	8,610	7,587
3.75% 10/1/30 (c)	11,495	10,020
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	8,765	8,469
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	16,800	14,762
Hertz Corp.:
4.625% 12/1/26 (c)	5,180	4,680
5% 12/1/29 (c)	10,055	8,306
5.5% (b)(c)(d)	10,890	245
6% (b)(c)(d)	10,285	604
6.25% (b)(d)	11,875	15
7.125% (b)(c)(d)	10,285	823
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	22,025	18,988
4.875% 9/15/29 (c)	24,110	21,748
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)	47,450	43,647
OpenLane, Inc. 5.125% 6/1/25 (c)	10,355	10,093
Service Corp. International 4% 5/15/31	12,070	10,290
Sotheby's 7.375% 10/15/27 (c)	4,960	4,394
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)	9,045	7,010
The Brink's Co. 4.625% 10/15/27 (c)	12,180	11,445
The GEO Group, Inc.:
9.5% 12/31/28 (c)	9,655	9,414
10.5% 6/30/28	24,580	24,650
TriNet Group, Inc. 3.5% 3/1/29 (c)	8,865	7,735
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	27,335	25,265
6.25% 1/15/28 (c)	9,175	9,104
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	9,760	9,081
		399,632
Steel - 0.1%
Algoma Steel SCA 0% 12/31/23 (b)	1,982	0
Commercial Metals Co. 3.875% 2/15/31	6,135	5,326
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	4,375	3,899
		9,225
Super Retail - 1.2%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,234
4.625% 11/15/29 (c)	10,005	8,851
4.75% 3/1/30	3,523	3,111
5% 2/15/32 (c)	10,800	9,412
Bath & Body Works, Inc.:
6.625% 10/1/30 (c)	23,165	22,386
6.75% 7/1/36	12,766	11,610
7.5% 6/15/29	8,335	8,435
Carvana Co.:
4.875% 9/1/29 (c)	23,329	14,464
5.875% 10/1/28 (c)	1,438	872
EG Global Finance PLC:
6.75% 2/7/25 (c)	5,360	5,264
8.5% 10/30/25 (c)	20,450	20,250
LBM Acquisition LLC 6.25% 1/15/29 (c)	17,805	15,352
Macy's Retail Holdings LLC:
5.875% 3/15/30 (c)	6,235	5,631
6.125% 3/15/32 (c)	6,015	5,368
Michaels Companies, Inc. 5.25% 5/1/28 (c)	14,150	12,028
		146,268
Technology - 4.1%
Acuris Finance U.S. 5% 5/1/28 (c)	9,045	7,177
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	7,670	7,018
Block, Inc. 3.5% 6/1/31	12,070	10,110
CA Magnum Holdings 5.375% 10/31/26 (c)	4,870	4,468
Camelot Finance SA 4.5% 11/1/26 (c)	10,590	9,989
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	10,695	9,533
4.875% 7/1/29 (c)	10,115	8,985
Cloud Software Group, Inc.:
6.5% 3/31/29 (c)	59,500	53,552
9% 9/30/29 (c)	8,900	7,971
Coherent Corp. 5% 12/15/29 (c)	9,495	8,546
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	7,658
Elastic NV 4.125% 7/15/29 (c)	24,245	21,035
Gen Digital, Inc. 5% 4/15/25 (c)	10,050	9,906
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (c)	11,810	10,155
5.25% 12/1/27 (c)	9,345	8,924
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	12,040	10,475
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)	9,100	7,875
MicroStrategy, Inc. 6.125% 6/15/28 (c)	23,020	20,605
NCR Corp.:
5% 10/1/28 (c)	5,530	5,002
5.125% 4/15/29 (c)	8,870	7,932
5.25% 10/1/30 (c)	5,530	4,924
5.75% 9/1/27 (c)	6,625	6,666
6.125% 9/1/29 (c)	9,035	9,183
ON Semiconductor Corp. 3.875% 9/1/28 (c)	11,065	10,022
Open Text Corp. 6.9% 12/1/27 (c)	10,610	10,842
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	5,690	4,878
4.125% 12/1/31 (c)	5,485	4,547
PTC, Inc.:
3.625% 2/15/25 (c)	6,650	6,425
4% 2/15/28 (c)	6,575	6,034
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	6,425	1,779
Roblox Corp. 3.875% 5/1/30 (c)	9,120	7,662
Seagate HDD Cayman:
8.25% 12/15/29 (c)	19,590	20,533
8.5% 7/15/31 (c)	12,720	13,280
Sensata Technologies BV 4% 4/15/29 (c)	11,970	10,578
Synaptics, Inc. 4% 6/15/29 (c)	7,015	6,033
TTM Technologies, Inc. 4% 3/1/29 (c)	8,870	7,562
Twilio, Inc.:
3.625% 3/15/29	9,995	8,566
3.875% 3/15/31	10,460	8,861
Uber Technologies, Inc.:
7.5% 9/15/27 (c)	35,255	35,985
8% 11/1/26 (c)	51,060	52,091
Unisys Corp. 6.875% 11/1/27 (c)	6,095	4,976
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	8,945	7,334
		485,677
Telecommunications - 4.1%
Altice Financing SA:
5% 1/15/28 (c)	14,560	11,298
5.75% 8/15/29 (c)	25,600	19,193
Altice France SA:
5.125% 7/15/29 (c)	79,325	55,546
5.5% 1/15/28 (c)	24,740	18,149
5.5% 10/15/29 (c)	106,150	75,400
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	42,100	37,890
Cablevision Lightpath LLC 3.875% 9/15/27 (c)	5,500	4,564
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	19,575	16,588
5.875% 10/15/27 (c)	10,375	9,503
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)	25,303	23,114
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	14,860	12,289
6.75% 10/15/27 (c)	10,157	9,500
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	24,590	16,234
3.75% 7/15/29 (c)	24,670	16,176
Millicom International Cellular SA 4.5% 4/27/31 (c)	1,725	1,373
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)	6,070	5,283
Qwest Corp. 7.25% 9/15/25	1,480	1,441
Sable International Finance Ltd. 5.75% 9/7/27 (c)	18,690	17,277
SBA Communications Corp.:
3.125% 2/1/29	13,305	11,217
3.875% 2/15/27	17,015	15,675
Sprint Corp. 7.625% 3/1/26	10,895	11,340
Uniti Group, Inc. 6% 1/15/30 (c)	15,190	10,044
Virgin Media Finance PLC 5% 7/15/30 (c)	21,860	17,878
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)	21,200	17,895
Windstream Escrow LLC 7.75% 8/15/28 (c)	49,560	41,742
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	17,180	12,286
		488,895
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (c)	6,075	4,892
4.25% 3/15/29 (c)	8,675	7,376
Foot Locker, Inc. 4% 10/1/29 (c)	6,070	4,719
Kontoor Brands, Inc. 4.125% 11/15/29 (c)	5,320	4,549
		21,536
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (c)	9,095	7,412
XPO, Inc. 6.25% 6/1/28 (c)	5,950	5,886
		13,298
Utilities - 2.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	13,295	11,019
3.75% 1/15/32 (c)	6,075	4,965
4.75% 3/15/28 (c)	6,920	6,419
NRG Energy, Inc.:
3.375% 2/15/29 (c)	5,145	4,248
3.625% 2/15/31 (c)	10,215	8,016
3.875% 2/15/32 (c)	13,975	10,814
5.75% 1/15/28	9,000	8,571
6.625% 1/15/27	6,378	6,333
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,725
3.75% 7/1/28	2,868	2,585
3.75% 8/15/42	10,400	7,210
3.95% 12/1/47	31,671	21,769
4% 12/1/46	18,952	12,750
4.25% 3/15/46	2,400	1,685
4.3% 3/15/45	5,995	4,313
PG&E Corp.:
5% 7/1/28	22,000	20,353
5.25% 7/1/30	8,330	7,481
Pike Corp. 5.5% 9/1/28 (c)	28,165	25,349
Vistra Operations Co. LLC:
4.375% 5/1/29 (c)	23,230	20,451
5% 7/31/27 (c)	22,585	21,277
5.5% 9/1/26 (c)	3,485	3,370
5.625% 2/15/27 (c)	28,195	27,263
		238,966
TOTAL NONCONVERTIBLE BONDS		7,634,842
TOTAL CORPORATE BONDS (Cost $8,366,536)		7,670,167

Common Stocks - 14.0%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc.	13,200	11,876
Air Transportation - 0.1%
Delta Air Lines, Inc.	146,750	6,789
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(j)	9,824	0
Exide Technologies (b)(j)	580,031	0
Exide Technologies (b)(j)	385	0
UC Holdings, Inc. (b)(j)	677,217	1,666
TOTAL AUTOMOTIVE & AUTO PARTS		1,666
Banks & Thrifts - 0.0%
Algoma Steel Group, Inc.	638,696	4,937
Broadcasting - 0.2%
iHeartMedia, Inc. (j)	104	0
Netflix, Inc. (j)	33,300	14,618
Nexstar Broadcasting Group, Inc. Class A	53,232	9,939
TOTAL BROADCASTING		24,557
Building Materials - 0.4%
Builders FirstSource, Inc. (j)	90,400	13,056
Carrier Global Corp.	309,300	18,419
WESCO International, Inc.	76,800	13,484
TOTAL BUILDING MATERIALS		44,959
Capital Goods - 0.3%
Parker Hannifin Corp.	33,800	13,858
Regal Rexnord Corp.	141,300	22,068
TOTAL CAPITAL GOODS		35,926
Chemicals - 0.6%
Celanese Corp. Class A	195,600	24,526
Olin Corp.	204,300	11,784
The Chemours Co. LLC	566,310	20,942
Westlake Corp.	90,100	12,389
TOTAL CHEMICALS		69,641
Consumer Products - 0.3%
Reddy Ice Holdings, Inc. (b)(j)	199,717	0
Tapestry, Inc.	344,400	14,861
Tempur Sealy International, Inc.	542,935	24,231
TOTAL CONSUMER PRODUCTS		39,092
Containers - 0.2%
Graphic Packaging Holding Co.	973,700	23,564
Diversified Financial Services - 0.7%
Apollo Global Management, Inc.	280,900	22,952
Carnelian Point Holdings LP warrants (b)(j)	931	3
MasterCard, Inc. Class A	65,600	25,865
OneMain Holdings, Inc.	769,000	34,974
Penson Worldwide, Inc. Class A (b)(j)	10,322,034	0
PJT Partners, Inc.	5,092	404
TOTAL DIVERSIFIED FINANCIAL SERVICES		84,198
Energy - 1.9%
Antero Resources Corp. (j)	306,925	8,210
California Resources Corp.	1,062,738	56,697
California Resources Corp. warrants 10/27/24 (j)	57,076	1,033
Canadian Natural Resources Ltd.	209,100	12,713
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(j)	392	0
Series B warrants 10/1/25 (b)(j)	392	0
Cheniere Energy, Inc.	205,700	33,295
Chesapeake Energy Corp. (k)	270,287	22,796
Chesapeake Energy Corp. (g)(j)	22,818	1,924
Civitas Resources, Inc.	60,298	4,514
Diamond Offshore Drilling, Inc. (j)	118,485	1,876
Diamondback Energy, Inc.	88,600	13,053
EP Energy Corp. (b)(j)	841,775	5,067
Forbes Energy Services Ltd. (b)(j)	193,218	0
Halliburton Co.	207,600	8,113
Mesquite Energy, Inc. (b)(j)	317,026	45,189
PureWest Energy (b)(j)	17,812	33
PureWest Energy rights (b)(j)	10,734	0
Superior Energy Services, Inc. Class A (b)(j)	110,370	8,314
Unit Corp.	37,978	1,785
TOTAL ENERGY		224,612
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(g)(j)	3,366,626	2,592
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (b)(g)(j)	793,345	20,889
Food/Beverage/Tobacco - 0.2%
JBS SA	4,652,100	18,476
Gaming - 0.7%
Boyd Gaming Corp.	453,873	31,009
Caesars Entertainment, Inc. (j)	711,236	41,977
Studio City International Holdings Ltd.:
ADR (c)(j)	631,958	4,487
(NYSE) ADR (j)	695,700	4,939
TOTAL GAMING		82,412
Healthcare - 0.7%
Charles River Laboratories International, Inc. (j)	26,900	5,637
Encompass Health Corp.	34	2
Enhabit Home Health & Hospice (j)	17	0
Humana, Inc.	21,400	9,776
IQVIA Holdings, Inc. (j)	151,200	33,833
Tenet Healthcare Corp. (j)	105,498	7,884
UnitedHealth Group, Inc.	42,700	21,622
TOTAL HEALTHCARE		78,754
Homebuilders/Real Estate - 0.4%
Arthur J. Gallagher & Co.	57,500	12,351
TopBuild Corp. (j)	43,700	11,971
Willscot Mobile Mini Holdings (j)	426,900	20,470
TOTAL HOMEBUILDERS/REAL ESTATE		44,792
Metals/Mining - 0.2%
Elah Holdings, Inc. (j)	906	43
First Quantum Minerals Ltd.	626,700	18,587
Freeport-McMoRan, Inc.	245,900	10,979
TOTAL METALS/MINING		29,609
Restaurants - 0.1%
Domino's Pizza, Inc.	30,300	12,021
Services - 0.5%
Airbnb, Inc. Class A (j)	45,700	6,955
ASGN, Inc. (j)	97,930	7,474
Penhall Acquisition Co.:
Class A (b)(j)	26,163	3,647
Class B (b)(j)	8,721	1,216
Visa, Inc. Class A	153,900	36,587
TOTAL SERVICES		55,879
Steel - 0.0%
Algoma Steel SCA (b)(j)	198,162	0
Super Retail - 0.7%
Amazon.com, Inc. (j)	89,600	11,978
Arena Brands Holding Corp. Class B (b)(g)(j)	659,302	8,637
Booking Holdings, Inc. (j)	4,600	13,666
Dick's Sporting Goods, Inc.	145,600	20,530
Lowe's Companies, Inc.	55,100	12,908
Williams-Sonoma, Inc.	76,303	10,579
TOTAL SUPER RETAIL		78,298
Technology - 5.0%
Adobe, Inc. (j)	57,400	31,350
Advanced Micro Devices, Inc. (j)	88,700	10,147
Alphabet, Inc. Class A (j)	277,000	36,763
AMETEK, Inc.	78,500	12,450
Arista Networks, Inc. (j)	115,900	17,975
ASML Holding NV (depository receipt)	21,300	15,260
CDW Corp.	50,600	9,466
Dynatrace, Inc. (j)	335,700	18,359
Eaton Corp. PLC	58,000	11,909
Enphase Energy, Inc. (j)	62,500	9,489
Fiserv, Inc. (j)	248,700	31,388
Gen Digital, Inc.	606,400	11,794
Global Payments, Inc.	79,224	8,734
Marvell Technology, Inc.	410,200	26,716
Meta Platforms, Inc. Class A (j)	215,300	68,595
Microchip Technology, Inc.	316,631	29,744
Microsoft Corp.	129,400	43,468
NVIDIA Corp.	122,600	57,290
NXP Semiconductors NV	93,600	20,871
ON Semiconductor Corp. (j)	523,203	56,375
Oracle Corp.	208,200	24,407
Salesforce, Inc. (j)	51,600	11,611
Splunk, Inc. (j)	112,300	12,165
Synopsys, Inc. (j)	32,000	14,458
TOTAL TECHNOLOGY		590,784
Telecommunications - 0.1%
GTT Communications, Inc. (b)	85,487	1,056
Palo Alto Networks, Inc. (j)	65,700	16,422
TOTAL TELECOMMUNICATIONS		17,478
Textiles/Apparel - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	11,800	10,959
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (b)(g)(j)	598,287	0
Class A2 (b)(g)(j)	598,287	0
Class A3 (b)(g)(j)	598,287	0
Class A4 (b)(g)(j)	598,287	0
Class A5 (b)(g)(j)	598,287	0
Class A6 (b)(g)(j)	598,287	0
Class A7 (b)(g)(j)	598,287	0
Class A8 (b)(g)(j)	598,287	0
Class A9 (b)(g)(j)	598,287	0
TOTAL TRANSPORTATION EX AIR/RAIL		0
Utilities - 0.3%
PG&E Corp. (j)	2,097,796	36,942
Portland General Electric Co.	14,817	706
TOTAL UTILITIES		37,648
TOTAL COMMON STOCKS (Cost $1,240,304)		1,652,408

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(j)	858	0
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (b)(g)(j)	287,159,690	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,049)		3

Bank Loan Obligations - 6.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (e)(f)(l)	9,014	9,003
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 4/8/26 (e)(f)(l)	2,545	2,539
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 4/4/26 (e)(f)(l)	1,368	1,365
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0761% 10/20/27 (e)(f)(l)	2,967	3,082
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2919% 4/21/28 (e)(f)(l)	20,617	20,622
TOTAL AIR TRANSPORTATION		36,611
Automotive & Auto Parts - 0.2%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0687% 4/20/30 (e)(f)(l)	2,645	2,642
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 12/17/28 (e)(f)(l)	2,275	1,818
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 8.1687% 2/5/26 (e)(f)(l)	17,756	17,722
TOTAL AUTOMOTIVE & AUTO PARTS		22,182
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.717% 2/2/28 (e)(f)(l)	9,623	9,555
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (e)(f)(l)	6,761	5,116
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 6/24/29 (e)(f)(l)	747	745
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 1/31/29 (e)(f)(l)	7,406	7,304
TOTAL BROADCASTING		13,165
Building Materials - 0.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (e)(f)(l)	23,530	20,189
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (e)(f)(l)	22,527	21,373
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 6/4/28 (e)(f)(l)	6,375	6,279
TOTAL BUILDING MATERIALS		47,841
Capital Goods - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1046% 3/17/30 (e)(f)(l)	1,711	1,711
Chemicals - 0.2%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6156% 8/29/29 (e)(f)(l)	552	553
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (e)(f)(l)	17,950	17,481
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 11/9/28 (e)(f)(l)	3,649	3,491
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.3125% 9/22/28 (e)(f)(l)	2,743	2,735
TOTAL CHEMICALS		24,260
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/22/26 (e)(f)(l)	19,897	19,479
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (e)(f)(l)	1,471	1,387
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(l)	1,810	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(l)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(l)	2,528	0
TOTAL ENERGY		0
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8187% 11/30/28 (e)(f)(l)	2,186	2,181
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8187% 11/30/28 (e)(f)(l)	166	165
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (e)(f)(l)	2,969	2,909
TOTAL ENVIRONMENTAL		5,255
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5921% 1/24/29 (e)(f)(l)	2,262	2,130
Gaming - 0.2%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3187% 1/27/29 (e)(f)(l)	15,632	15,449
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3022% 4/14/29 (e)(f)(l)	2,361	2,354
TOTAL GAMING		17,803
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (e)(f)(l)	17,452	17,142
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 5/5/28 (e)(f)(l)	6,178	6,170
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2569% 6/2/28 (e)(f)(l)	14,878	14,815
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 11/15/28 (e)(f)(l)	7,105	7,071
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (e)(f)(l)	1,629	1,630
TOTAL HEALTHCARE		46,828
Homebuilders/Real Estate - 0.2%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(e)(l)	18,099	17,194
Hotels - 0.1%
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.6831% 10/18/28 (e)(f)(l)	7,934	7,900
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 2/15/27 (e)(f)(l)	1,423	1,411
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9199% 11/12/27 (e)(f)(l)	13,283	13,241
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.0722% 11/10/29 (e)(f)(l)	925	927
CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (e)(f)(l)	9,253	9,287
TOTAL INSURANCE		24,866
Leisure - 0.1%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3187% 1/15/30 (e)(f)(l)	3,445	3,445
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9187% 3/9/30 (e)(f)(l)	2,918	2,911
TOTAL LEISURE		6,356
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 7/27/30 (f)(l)(m)	1,640	1,638
Paper - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5937% 4/13/29 (e)(f)(l)	23,735	23,500
Services - 0.9%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (e)(f)(l)	1,145	1,114
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (e)(f)(l)	5,376	5,366
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (e)(f)(l)	11,183	11,188
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (f)(l)(n)	3,667	3,668
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.1687% 12/10/29 (e)(f)(l)	15,190	12,927
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 12/10/28 (e)(f)(l)	24,142	22,670
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7/25/30 (f)(l)(m)	6,020	5,829
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (e)(f)(l)	15,641	13,823
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.9331% 12/10/26 (e)(f)(l)	5,751	5,737
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9224% 1/15/27 (e)(f)(l)	10,836	10,549
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (e)(f)(l)	17,876	15,078
TOTAL SERVICES		107,949
Specialty Retailing - 0.0%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6136% 6/30/27 (e)(f)(l)	885	806
Super Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 12/18/27 (e)(f)(l)	48,538	46,986
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.7535% 4/15/28 (e)(f)(l)	5,449	5,014
TOTAL SUPER RETAIL		52,000
Technology - 1.5%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (e)(f)(l)	1,131	1,122
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8054% 2/15/29 (e)(f)(l)	29,337	28,431
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (e)(f)(l)(n)	3,613	3,502
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1831% 10/2/25 (e)(f)(l)	31,423	31,333
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 10/31/26 (e)(f)(l)	938	937
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/31/28 (e)(f)(l)	1,989	1,965
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5919% 8/19/28 (e)(f)(l)	11,516	11,502
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (e)(f)(l)	6,539	6,541
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 5/3/28 (e)(f)(l)	17,825	17,162
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1687% 2/1/28 (e)(f)(l)	13,631	13,504
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (e)(f)(l)	6,656	6,275
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6831% 8/31/28 (e)(f)(l)	6,506	6,404
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 4/22/28 (e)(f)(l)	5,924	5,815
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 8.1831% 1/31/27 (e)(f)(l)	3,110	3,103
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (e)(f)(l)	27,969	27,798
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (e)(f)(l)	4,000	3,943
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.4331% 9/1/25 (e)(f)(l)	5,945	4,984
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6687% 2/28/27 (e)(f)(l)	2,278	2,258
TOTAL TECHNOLOGY		176,579
Telecommunications - 0.2%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (e)(f)(l)	6,880	5,504
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8187% 12/12/26 (e)(f)(l)	8,756	8,724
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (e)(f)(l)	3,473	1,938
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (e)(f)(l)	4,341	3,603
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 3/9/27 (e)(f)(l)	7,821	5,941
TOTAL TELECOMMUNICATIONS		25,710
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4331% 6/23/25 (e)(f)(l)	26,680	26,587
TOTAL BANK LOAN OBLIGATIONS (Cost $744,564)		719,292

Preferred Securities - 7.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.5%
Ally Financial, Inc. 4.7% (e)(o)	7,055	4,937
Bank of America Corp.:
5.125% (e)(o)	36,030	35,332
5.875% (e)(o)	102,630	95,708
6.25% (e)(o)	28,555	28,289
8.631% (e)(f)(o)	61,440	61,594
Citigroup, Inc.:
4.7% (e)(o)	15,285	13,572
5% (e)(o)	60,300	57,110
6.3% (e)(o)	5,610	5,491
9.5507% (e)(f)(o)	27,015	27,037
9.6987% (e)(f)(o)	51,015	51,357
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 8.2109% (e)(f)(o)	70,565	69,859
4.4% (e)(o)	8,035	6,942
4.95% (e)(o)	13,335	12,576
JPMorgan Chase & Co.:
4% (e)(o)	34,340	31,709
4.6% (e)(o)	23,365	22,080
5% (e)(o)	30,845	30,159
6% (e)(f)(o)	69,385	69,552
6.125% (e)(o)	17,585	17,454
6.75% (e)(o)	8,330	8,325
Wells Fargo & Co.:
5.875% (e)(o)	50,420	49,286
5.9% (e)(o)	63,075	62,425
TOTAL BANKS & THRIFTS		760,794
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(o)	38	3
Energy - 0.9%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.3487% (e)(f)(o)	81,527	73,782
6.625% (e)(o)	30,505	24,175
7.125% (e)(o)	9,130	8,019
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.982% (d)(e)(f)(o)	2,912	1,958
TOTAL ENERGY		107,934
TOTAL PREFERRED SECURITIES (Cost $906,159)		868,731

Other - 2.9%
	Shares	Value ($) (000s)
Other - 2.9%
Fidelity Private Credit Central Fund LLC (g) (Cost $335,151)	33,697,051	338,655

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (p)	456,321,153	456,412
Fidelity Securities Lending Cash Central Fund 5.32% (p)(q)	7,477,127	7,478
TOTAL MONEY MARKET FUNDS (Cost $463,844)		463,890

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $12,067,607)	11,713,146
NET OTHER ASSETS (LIABILITIES) - 0.7%	77,010
NET ASSETS - 100.0%	11,790,156

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,798,103,000 or 49.2% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $379,544,000 or 3.2% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $7,280,000 and $7,170,000, respectively.

(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592

Chesapeake Energy Corp.	2/10/21	216

Fidelity Private Credit Central Fund LLC	4/15/22 - 7/07/23	335,150

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	6,608

New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677

Southeastern Grocers, Inc.	6/01/18	5,580

Tricer Holdco SCA	10/16/09 - 12/30/17	10,248

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,655

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	597,099	555,585	696,272	7,291	-	-	456,412	1.1%
Fidelity Private Credit Central Fund LLC	324,274	341,490	331,470	6,045	-	4,361	338,655	53.2%
Fidelity Securities Lending Cash Central Fund 5.32%	-	24,027	16,549	-	-	-	7,478	0.0%
Total	921,373	921,102	1,044,291	13,336	-	4,361	802,545

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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